Cover	Jul. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2021
Entity File Number	0-26372
Entity Registrant Name	ADAMIS PHARMACEUTICALS CORPORATION
Entity Central Index Key	0000887247
Entity Tax Identification Number	82-0429727
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11682 El Camino Real
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	997-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADMP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false